Common and Preferred Stock Reserved for Future Issuances: (Details Textual) - shares			12 Months Ended
	Feb. 09, 2015	Feb. 09, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Nov. 30, 2015
Percentage of shares Reserved for Potential Dilution					50.00%	50.00%
Conversion of Stock, Shares Issued			18,524,163	1,419,410
Warrant Holder [Member]
Conversion of Stock, Shares Converted	1,325,000
Conversion of Stock, Shares Issued		41,407
Series A Preferred Stock [Member] | Warrant Holder [Member]
Conversion of Stock, Shares Converted	41,407	1,325,000